Related Parties	12 Months Ended
Dec. 31, 2024
Related Parties [Abstract]
Related Parties
10	Related Parties

10.1	Balances and related party transactions

	Assets balance				Liabilities balance				Transactions
	Trade receivables		Other assets		Suppliers		Other liabilities		Revenue (expenses)
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2022
Associates (i)
Casino Guichard Perrachon	-	-	-	-	-	-	-	-	-	(20)	(60)
Euris	-	-	-	-	-	-	-	-	-	(1)	(3)
Grupo Pão de Açucar (“GPA”)	-	-	-	-	-	-	-	-	-	20	(310)
Greenyellow	-	-	-	-	-	-	-	-	-	-	(33)
Wilkes Participações S.A.	-	-	-	-	-	-	-	-	-	(6)	(8)
	-	-	-	-	-	-	-	-	-	(7)	(414)
Joint venture
Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”) (ii)	412	211	23	23	26	28	-	-	30	27	25

	412	211	23	23	26	28	-	-	30	27	25

	412	211	23	23	26	28	-	-	30	20	(389)

Current	412	211	-	-	26	28	-	-
Non-current	-	-	23	23	-	-	-	-

(i)	As a result of the sale of Casino’s ownership interest in the Company, through Wilkes, as disclosed in note 1.3, the associates are no longer related parties. In 2022 and 2021, all these associates, as related parties, had transactions with the Company. The main transactions were related to: (i) cost sharing contracts (reimbursement of personnel expenses, equipment rental and maintenance); and (ii) agency agreements, specially between the Company and GPA and Casino related to business negotiation of products, cyber risk agreement, exploration rights of commercial points and other agreements.

The related parties transactions are carried out according to prices, terms and conditions agreed upon the parties and are measured substantially at market value, namely:

(ii)	FIC: execution of business agreements to regulate the rules that promote and sell financial services offered by FIC at the Company’s stores to implement a financial partnership between the Company and Itaú Unibanco Holding S.A. (“Itaú”) in the partnership agreement, namely: (i) banking correspondent services in Brazil; (ii) indemnification agreement in which FIC undertook to hold the Company harmless from losses incurred due to services; FIC and the Company mutually undertook to indemnify each other due to legal proceeding under their responsibility; and (iii) agreement concerning the Company’s provision of information and access to systems to FIC, and vice-versa, in order to offer services.

Additionally, following the spin-off between the Company and GPA on December 31, 2020, both undertook to put forth commercially reasonable efforts, within up to 18 months, to release, replace and/or otherwise remove the counterparty from the position of guarantor of liabilities or obligations, which after such term would be subject to the payment of a fee, net, as remuneration for the guarantees provided by both parties. If the Company and GPA cease to be submitted to common control, the parties would be required to release, replace and/or otherwise remove the guarantees until then not replaced or provided, observing the terms established in the Separation Agreement.

The Company and GPA ceased to be related parties in fiscal year 2023 and are taking the necessary measures to replace the cross-guarantees on the contractual obligations of: (i) rental of stores; (ii) borrowing agreement; and (iii) purchase of electricity. The fee paid to GPA as remuneration for the guarantees provided as of December 31, 2024 and 2023 was less than R$1.

10.2	Management compensation

Expenses related to the executive board compensation recorded in the Company’s statement of operations is as follows (amounts expressed in thousands reais):

	Base salary (i)			Variable compensation (i)			Stock option plan and shared-based payment plan (ii)			Total
	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022
Board of director	12,418	11,512	31,971	-	-	-	-	5,250	7,103	12,418	16,762	39,074
Statutory officers	15,436	11,083	12,806	19,471	29,794	19,880	24,448	13,265	9,609	59,355	54,142	42,295
Executives excluding statutory officers	42,131	31,429	22,849	43,867	53,132	43,144	18,370	14,802	10,176	104,368	99,363	76,169
Fiscal council	596	548	584	-	-	-	-	-	-	596	548	584
	70,581	54,572	68,210	63,338	82,926	63,024	42,818	33,317	26,888	176,737	170,815	158,122

(i)	Short-term benefit.

(ii)	More details about shared-based payment plans for Statutory officers and the new long-term benefit plans, see note 20.7.3, 20.7.4 and 20.7.5.

The stock option plan, fully in shares, refers to the Company’s executives and this plan has been recognized in the Company’s statement of operations. The related expenses are allocated to the Company and recorded in the statement of operations against capital reserve – stock options in shareholders’ equity. There are no other short-term benefits granted to the members of the Company’s management.